Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	$ 2,491	$ (1,190)
Items not affecting cash:
Stock-based payments	1,862	307
Depreciation	996	382
Share of income from investment in Whistler	(165)	(163)
Loss (gain) on other investments	(4,858)	310
Reversal of impairment loss on loan receivable		(725)
Deferred income tax expense (recovery)	298	(568)
Cash flows from used in operations before changes in working capital	624	(1,647)
Net changes in non-cashworking capital:
Increase in accounts receivable	(1,033)	(57)
Increase in sales tax receivable	(3,114)
Increase in prepaids and other receivables	(287)	(376)
Increase in biological assets	(1,927)	(714)
Increase in inventory	(6,508)	(929)
Increase in accrued interest on loan receivable	(5)	(7)
Increase (decrease) in accounts payable and other liabilities	6,702	(2,746)
Cash flows used in operating activities	(5,548)	(6,476)
Investing activities
Cash acquired from Peace Naturals		109
Advances of loans receivable to Peace Naturals prior to acquisition		(771)
Receipts of loans receivable		423
Acquisition of Peace Naturals		(6,248)
Repayment of purchase price liability	(2,590)
Investment in Whistler	(1,076)
Dividends received from Whistler investment		2
Proceeds from sale of other investments	10,879
Acquisition of additional shares in AbCann	(1,016)
Payment to exercise AbCann warrants	(2,268)
Purchase of property, plant and equipment	(42,701)	(1,523)
Cash flows used in investing activities	(38,772)	(8,008)
Financing activities
Repayment of deposit payable		(200)
Repayment of promissory note payable		(950)
Repayment of loans		(2,689)
Repayment of mortgage payable	(4,000)	(500)
Proceeds from construction loan payable	6,304
Transaction costs paid on construction loan payable	(1,282)
Proceeds from exercise of warrants	1,624	418
Proceeds from issuance of warrants		2,832
Proceeds from exercise of options	591	104
Proceeds from issuance of shares	49,594	17,968
Share issuance costs	(2,767)	(162)
Cash flows provided by financing activities	50,064	16,821
Net change in cash	5,744	2,337
Cash - beginning of year	3,464	1,127
Cash - end of year	9,208	3,464
Supplemental cash flow information
Interest received	22	48
Interest paid	$ 200	$ 294